Compensation of Key Management Personnel - Additional Information (Details) - Individual	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Compensation Of Key Management Personnel [Abstract]
Number of key management personnel	11	16	20